intangible assets and goodwill - Business acquisitions - Key assumptions (Details) - Significant unobservable inputs (Level 3)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information for cash-generating units
Period over which management has projected cash flows	3 years
TELUS technology solutions
Disclosure of information for cash-generating units
Discount rates applied to cash flow projections	6.60%	6.60%
Growth rates applied to cash flow projections	1.95%	1.95%
Digitally-led customer experiences - TELUS International
Disclosure of information for cash-generating units
Discount rates applied to cash flow projections	9.80%	9.50%
Growth rates applied to cash flow projections	3.00%	3.00%